SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 120,632	$ 495,062	$ 495,330	$ 843,828
Dongguan Huanhai Trading [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			104,663
Significantly Influenced By The Company [Member] | Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		13,206
Taiping Deng [Member] | Dongguan City Chashan Ping Feng Cigarette And Wine Store Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		104,351
Mr Naiyong Luo [Member] | Dongguan Zhengui Reality Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		132,341
Mr Weihong Ye [Member] | Dongguan Huanhai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	49,676	54,568
Mr Naiyong Luo A Manager [Member] | Guangdong Yuexin Jiaotong Construction Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	12,639	100,490
Mr Hongwei Ye Manager [Member] | Dongguan City Hualianguan Chemical Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	56,920	19,560
Mr Minghua Cheng Manager [Member] | Dongguan City Daying Internet Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		57,500
Mr Yumin Lin [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				627
Mr Yumin Lin [Member] | President Chief Executive Officer Secretary Director [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	438	302	389	332
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	697	391	407	51
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			63	42
Mr Zihao Ye [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			108	442
Mr Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	262	108
Mr Naiyong Luo [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			5,759	6,434
Mr Naiyong Luo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		5,742
Mr Hongwei Ye [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			6,820	1,225
Mr Hongwei Ye [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		6,451
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				1,257
Shenzhen Da Xing Hua Shang Supply Chain Service Co Ltd [Member] | Subsidiary of Shenzhen Da Xing Hua Shang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				269,552
Guangdong Shuivijia Distribution Co Ltd [Member] | Lihua Li Supervisor [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			19,619	149
Dongguan Cha Shan Pingfeng [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			99,119
Dongguan Huanhai Trading [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				45,262
Dongguan Huaian Guanhua Gong [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			57,671
Dongguan Huaian Guanhua Gong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				21,534
Dongguan Daying [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			132,737
Dongguan Daying [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties
Dongguan Zhengui [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			54,730
Dongguan Zhengui [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				71,428
Guangdong Yuexin Jiatong [Member] | Manager of a Subsidiary, Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties
Guangdong Yuexin Jiatong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				15,267
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				76,573
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				86,131
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				86,374
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				87,364
Dongguan Tailai Trading [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			$ 13,245	$ 73,784
Xiu Lan Zhou [Member] | Mr Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		$ 52